Note 3 - Accrued Expenses (in Thousands) - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued payroll	$ 193	$ 154
Accrued vacation	311	310
Accrued bonus	245	170
Rent payable		191
Accrued interest, related party		479
Other	79	99
Total accrued expenses	$ 828	$ 1,403